Leases (Details Narrative)	3 Months Ended		6 Months Ended		7 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jul. 24, 2019 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Operating lease liabilities, including current portion	$ 13,697,000		$ 13,697,000			$ 14,201,000
Right of use asset	13,782,000		13,782,000			$ 14,241,000
Operating Lease, Expense	$ 541,000	$ 0	$ 1,083,000	$ 0
Bareboat charter-in contract
Related Party Transaction [Line Items]
Vessel name					Navios Libra
Vessel year built					2019
Vessel type					Kamsarmax
Vessel capacity in DWT					82,011
Charter hire daily rate					$ 6
Discount rate	7.00%		7.00%